Financial Instruments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Transfers among instruments between levels of fair value	¥ 0
Loss allowance for accounts receivable	4,680,000,000
Loss allowance for contract assets	8,000,000
Loss allowance individually calculated	¥ 734,000,000
Fixed rate debt as a percentage of total debt	99.80%	99.50%
Percentage of cash and cash equivalents denominated in Renminbi	64.00%	81.60%
Percentage of short-term and long-term debt denominated in Renminbi	99.40%	99.40%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt	1.00%	1.00%
Minimum period for managing liquidity risk	3 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt	4.90%	4.90%
Minimum period for managing liquidity risk	6 months